Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Revenues from External Customers and Assets [Line Items]
Revenue:	$ 185,203	$ 173,379	$ 142,354	$ 159,912	$ 178,257	$ 148,700	$ 131,505	$ 133,629	$ 660,848	$ 592,091	$ 513,997
Pawn loans and consumer loans:	116,684				105,060				116,684	105,060	74,145
Inventories	77,793				65,345				77,793	65,345	44,412
Long-lived assets:	110,878				95,795				110,878	95,795	75,391
United States
Schedule of Revenues from External Customers and Assets [Line Items]
Revenue:									297,862	270,342	232,862
Pawn loans and consumer loans:	66,548				56,189				66,548	56,189	41,184
Inventories	40,910				32,664				40,910	32,664	23,745
Long-lived assets:	58,539				47,343				58,539	47,343	40,008
Mexico
Schedule of Revenues from External Customers and Assets [Line Items]
Revenue:									362,986	321,749	281,135
Pawn loans and consumer loans:	50,136				48,871				50,136	48,871	32,961
Inventories	36,883				32,681				36,883	32,681	20,667
Long-lived assets:	$ 52,339				$ 48,452				$ 52,339	$ 48,452	$ 35,383